United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/10

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          May 7, 2010

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      22
Form 13F Information Table Value Total:      $303,483
                                            (thousands)
List of Other Included Managers:  NONE
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

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER   INSTR. V SOLE  SHARED  NONE
BAIDU INC.               COM        56752108    5,654,000      9,470.00 X                                 1,072    3,199    5,199
CH ROBINSON WORLDWIDE    COM       12541W209    9,689,000    173,470.00 X                                17,645   64,806   91,019
CME GROUP INC.           COM       12572Q105    4,160,000     13,157.00 X                                 1,352    4,801    7,004
EBAY INC.                COM       278642103   15,083,000    559,272.00 X                                56,776  215,409  287,087
EXPRESS SCRIPTS          COM       302182100   56,269,000    552,951.00 X                                58,064  211,352  283,535
GEN PROBE INC.           COM       36866T103   30,396,000    607,905.00 X                                64,853  224,237  318,815
GLOBAL PAYMENTS          COM       37940X102   12,819,000    281,408.00 X                                31,196  107,980  142,232
GOOGLE INC.              COM       38259P508   10,253,000     18,079.00 X                                 1,859    7,069    9,151
IDEXX LABS               COM       45168D104   12,718,000    220,990.00 X                                24,333   82,399  114,258
INTERCONTINENTAL EXCHANG COM       45865V100    8,680,000     77,367.00 X                                 7,759   28,604   41,004
LABORATORY CORP.         COM       50540R409   24,674,000    325,900.00 X                                35,064  122,989  167,847
MONSANTO CO.             COM       61166W101   10,101,000    141,422.00 X                                14,569   53,017   73,836
NEW ORIENTAL EDUCATION   COM       647581107   18,261,000    213,547.00 X                                24,004   80,983  108,560
PRAXAIR INC.             COM       74005P104   15,553,000    187,375.00 X                                19,696   73,223   94,456
QUALCOM INC.             COM       747525103   18,088,000    431,073.00 X                                45,319  163,956  221,798
STRAYER EDUCATION        COM       863236105   22,794,000     93,601.00 X                                10,135   35,902   47,564
VISA INC.                COM       92826C839   28,043,000    308,060.00 X                                33,563  112,750  161,747

LARGE CAP VALUE INDEX    MF        464287408       16,000        300.00 X                                            300        0
MSCI EAFI INDEX          MF        464287465       99,000      1,775.00 X                                          1,775        0
S&P 500 INDEX            MF        464287200       58,000        500.00 X                                            500        0
S&P MIDCAP 400 INDEX     MF        464287507       27,000        350.00 X                                            350        0
S&P 100 INDEX FUND       MF        464287101       48,000        900.00 X                                            900        0

TOTAL COMMON STOCK                            303,235,000

TOTAL MUTUAL FUNDS                                248,000

TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              303,483,000

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